Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
SPDR STOXX(R) Europe 50 Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® STOXX® Europe 50 Currency Hedged ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR STOXX Europe 50 Currency Hedged ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange listed, large cap, developed market common stocks within Europe while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the STOXX Europe 50 Hedged USD Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. With respect to those securities in the Index that are also in the STOXX Europe 50 Index, the Fund may invest directly in those securities or indirectly by investing in shares of the SPDR STOXX Europe 50 ETF (the “Underlying Fund”), a separate series of SPDR Index Shares Funds.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index (which may include indirect investments through the Underlying Fund, if any) and in depositary receipts (including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) based on securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, and shares of affiliated and unaffiliated investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may use derivatives, including futures contracts and options, swaps (including contracts for differences), to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index.

The Index is a market capitalization weighted index designed to represent the performance of some of the largest companies across all components of the 19 STOXX Europe 600 Supersector Indexes, with the currency risk of the component securities hedged against the US dollar on a monthly basis. The STOXX Europe 600 Supersector Indexes are subsets of the STOXX Europe 600 Index, which contains 600 of the largest stocks traded on the major exchanges in Europe. The STOXX Europe 600 Index is derived from the STOXX Europe Total Market Index (TMI) and is a subset of the STOXX Global 1800 Index. The Index covers 50 stocks from European countries generally, regardless of a country's adopted currency. The Index captures approximately 50% of the free-float market capitalization of the STOXX Europe Total Market Index, which in turn covers approximately 95% of the free-float market capitalization of the represented countries. Index composition is reviewed annually and weights are reviewed quarterly. As of November 30, 2016, countries represented in the Index included [Belgium, Finland, France, Germany, Italy, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom]. The [ ] companies in the Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each corresponding STOXX Europe Total Market Index Supersector Index. In addition, any stocks that are currently components of the Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Index. In addition, any stocks that are current components of the Index (and ranked 41-60 on the list) are included as components. If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Index. The Fund's investments will be denominated in foreign currencies, thereby potentially subjecting the Fund to fluctuations in exchange rates between such currencies and the U.S. dollar. The Index applies a methodology to effectively create a “hedge” against such fluctuations by employing a one-month forward rate against the total value of the non-U.S. denominated securities included in the Index. The hedge is reset on a monthly basis. The Index is designed to have higher returns than an equivalent unhedged investment when the component currencies are weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the component currencies are rising relative to the U.S. dollar.

In order to replicate the “hedging” component of the Index, the Fund intends to enter into foreign currency forward contracts designed to offset the Fund's exposure to the component currencies. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. The Fund's exposure to foreign currency forward contracts is based on the aggregate exposure of the Fund to the component currencies. The Index hedges each foreign currency in the Index back to the U.S. dollar by selling foreign currency forwards at the one-month forward rate. The size and exchange rate of each currency hedge is reset by the Index one time per month. The Fund may also enter into forward currency futures and options, and currency swaps, and may purchase currency structured notes. As of November 30, 2016, a significant portion of the Index comprised companies in the [financial, health care and consumer staples sectors], although this may change from time to time. As of November 30, 2016, a significant portion of the Fund comprised companies located in Europe, Switzerland and the United Kingdom, although this may change from time to time. As of November 30, 2016, the Index comprised [ ] securities.

The Index is sponsored by STOXX (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Affiliated ETF Risk: To the extent the Fund invests in an affiliated underlying ETF, the Fund's investment performance and risks may be directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.

Consumer Staples Sector Risk: Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies' performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Currency Hedging Risk: When a derivative is used as a hedge against a position that the Fund holds, any gain generated by the derivative generally should be substantially offset by losses on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between a derivative and its reference asset. For example, because the Fund's currency hedge is reset on a monthly basis, based on the size of the Fund's exposure to a currency at a certain point in time, the size of each currency hedge could be greater or less than the Fund's total exposure in that currency intra-month and currency risk may develop or increase between resets. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, changes in currency exchange rates may affect Fund returns even when the hedge works as intended. The effectiveness of the Fund's currency hedging strategy will also generally be affected by both the volatility of the securities included in the Index, and the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the effectiveness of the Fund's currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of the Fund's currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may further impact the effectiveness of the Fund's currency hedging strategy. There can be no assurance that the Fund's hedging transactions will be effective. The Fund's currency hedging activities will potentially increase or accelerate distributions to shareholders, increase distributions taxed to shareholders as ordinary income, result in the re-characterization of prior ordinary income distributions as return of capital, or generate losses that cannot be used to offset income or capital gain in subsequent years. The Fund will bear the costs associated with any such hedging transaction, regardless of any gain or loss experienced on the hedging transaction.

Currency Risk: Despite the Fund's currency hedging strategy, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's, or the Underlying Fund's, assets denominated in foreign currencies.  Because the Fund's, or the Underlying Fund's, net asset values (“NAVs”) are determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund's attempt to hedge currency exposure is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency when measured in U.S. dollars, thereby decreasing the Fund's overall NAV. A foreign currency may be affected favorably or unfavorably by currency exchange rates, currency control regulations and restrictions or prohibitions on the repatriation of the foreign currency. Fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund or the Underlying Fund invests, causing an adverse impact on the Fund's or the Underlying Fund's investments in the affected region and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund Shares.

Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Exchange Traded Funds Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by an underlying ETF in which it invests. Also, the Fund bears its proportionate share of the fees and expenses of an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF's shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF's investments, which may be exacerbated in less liquid markets.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Forward Currency Contracts Risk: There is no limit on the extent to which exchange rates may move against the Fund's position in a forward currency contract. If currency exchange rates move against the Fund's position during the term of the contract, the Fund will lose money on the contract. The markets for certain currencies may at times become illiquid. Foreign currency contracts are typically traded over the counter, and the Fund must rely on the ability and willingness of its counterparty to perform its obligations under the contracts. The Fund's use of foreign currency forward contracts may give rise to investment leverage.

Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Europe: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, in June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund's investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.

Switzerland: International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland's economic growth mirrors slowdowns and growth spurts experienced in other countries, including the United States and certain Western European countries. Switzerland's economy relies heavily on the banking sector. In recent years, allegations have surfaced that certain Swiss banking institutions marketed and sold offshore tax evasion services to foreign citizens. Future litigation, fines or settlements arising from these offshore tax evasion services may have a negative impact on certain companies to which the Fund has exposure. Due to the lack of natural resources, Switzerland is dependent upon imports for raw materials. As a result, any drastic price fluctuations in the price of certain raw materials will likely have a significant impact on the Swiss economy.

United Kingdom: The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

In June 2016, the United Kingdom voted in a referendum to leave the European Union (known as “Brexit”), creating economic and political uncertainty, depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. Brexit may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for these economies that could potentially have an adverse effect on the value of the Fund's investments.  In addition, the United Kingdom has been a target of terrorism in the past. Acts of terrorism in the United Kingdom or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which the Fund has exposure.
Health Care Sector Risk: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund.

Portfolio Turnover Risk: Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's shares to decrease, perhaps significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index. When available, updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund's website: https://www.spdrs.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-787-2257
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.spdrs.com
SPDR STOXX(R) Europe 50 Currency Hedged ETF | SPDR STOXX(R) Europe 50 Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets
Less contractual fee waiver	rr_FeeWaiverOrReimbursementOverAssets		[3]
Net annual Fund operating expenses	rr_NetExpensesOverAssets
Year 1	rr_ExpenseExampleYear01
Year 3	rr_ExpenseExampleYear03

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
[3]	[SSGA Funds Management, Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse certain expenses in an amount equal to the acquired fund fees and expenses attributable to the Fund's investments in the Underlying Fund (as defined below), until [January 31, 2018]. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after [January 31, 2018], the waiver may be cancelled or modified at any time. The waiver and/or reimbursement may not be terminated prior to [January 31, 2018] except with the approval of the Fund's Board of Trustees.]